INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Items giving rise to deferred tax assets
Allowance for loan losses in excess of tax reserve	$ 980	$ 1,070
Deferred compensation	397	346
Restricted stock awards	65	39
Nonaccrual loan interest	36	27
Deferred loan fees and costs	100	49
Accrued expenses and other	4	11
Total	1,582	1,542
Items giving rise to deferred tax liabilities
Depreciation	(264)	(333)
FHLB stock dividend	(309)	(309)
Unrealized gain on securities available for sale	(81)	(132)
Prepaid expenses and other	(12)	(47)
Total	(666)	(821)
Net deferred tax asset	$ 916	$ 721